SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Derivative Liability (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance as of December 31, 2020	$ 0
Change in fair value	8,764,460
Outstanding as of December 31, 2021	12,179,476
Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial fair value on issuance of convertible note	3,204,924
Change in fair value	(910,204)
Outstanding as of December 31, 2021	$ 2,294,720